Taxation (Composition of Income Tax Expenses) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2014 CNY	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY
Income tax expense applicable to China operations
Current income tax expenses		48,707	48,002	39,454
Deferred income tax(benefit)		(1,867)	(240)	(9,211)
Subtotal income tax expenses applicable to China operations		46,840	47,762	30,243
PRC withholding tax on undistributed earnings of PRC subsidiaries and VIEs		3,088	22,394	0
Total income tax expenses	$ 8,048	49,928	70,156	30,243